RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS

24. RESTRICTED NET ASSETS

Pursuant to the laws and regulations and the respective Articles of Association, the subsidiaries of the Company in PRC must make appropriations from earnings, net of losses of the previous years, to non-distributable funds, e.g. reserve fund, which could affect the subsidiaries’ ability to pay cash dividends, if any. Under applicable laws and regulations, the subsidiaries may only distribute dividends after they have made appropriations as determined under PRC GAAP at each year-end. As of December 31, 2011, RMB 12,105,717 (equivalent to $1,870,673) has been appropriated, and RMB 6,898,527 (equivalent to $1,066,616) is to be appropriated in 2012, as legal reserve funds by SIM-BCD; while no funds have been appropriated for other PRC subsidiaries due to the accumulated deficits.

As a result of these laws and regulations, the subsidiaries in PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to $67,218,531 and $98,188,423 as of December 31, 2010 and 2011, respectively. As the restricted net assets exceeded certain thresholds, the Company has disclosed below the financial statement schedule 1 in accordance with Rules 12-04(a) and 4-08(e)(3) of Regulation S-X.